Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (14,603)	$ (120,961)	$ (167,921)	$ (131,793)	$ 99,200
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization expense	80,082	66,857	92,901	143,969	141,804
Impairment expense	29,206	14,238	16,306	176,774	74,927
Accretion expense	1,447	1,615	2,174	2,076	2,198
Amortization of deferred financing costs	2,205	3,004	3,905	3,392	2,885
Amortization of debt discount		382	468	510	510
Dry hole expense	2,447	423	419	22,708	30,294
Expired leases	8,394	6,689	11,158	6,526	4,319
(Gain) loss on derivative contracts	(38,024)	23,970	40,460	(124,141)	(96,559)
Settlements of derivative contracts	1,775	83,839	88,689	106,949	9,493
Loss on extinguishment of debt			18,151
Premium paid on derivative contracts	(520)
Interest converted into debt	904	904	1,209	1,208	1,209
Interest on notes receivable due from affiliate	(619)	(574)	(774)	(713)
Gain on sale of assets		(3,723)	(3,542)	(67,781)	(87,520)
Gain on acquisition of oil and natural gas properties	(6,893)
Changes in assets and liabilities:
Restricted cash	(740)	(92,046)	(328)		(106)
Accounts receivable	(33,649)	(4,774)	(10,500)	16,470	(95)
Other receivables	7,382	14,436	10,465	(10,288)	(5,686)
Receivables due from affiliate	169	214	45	(1,725)
Prepaid expenses and other non-current assets	(9,938)	(1,898)	(819)	(2,269)	7,251
Advances from related party	5,266	13,425	42,528
Settlement of asset retirement obligation	(6,083)	(1,465)	(2,125)	(1,794)	(3,942)
Accounts payable, accrued liabilities, and other liabilities	27,308	2,918	(11,493)	3,900	4,702
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	55,516	7,473	131,376	143,978	184,884
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures for property and equipment	(244,308)	(149,179)	(214,061)	(223,604)	(366,090)
Acquisitions	(55,236)		(11,527)	(48,202)	(18,110)
Proceeds from sale of property		1,405	1,290	141,404	177,476
Proceeds from property divestiture classified as restricted cash					41,590
Notes receivable due from affiliate	(1,515)
Investment in restricted cash related to property divestitures				24,587	(24,587)
NET CASH USED IN INVESTING ACTIVITIES	(301,059)	(147,774)	(224,298)	(105,815)	(189,721)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt	286,065	141,935	222,557	252,500	169,500
Repayments of long-term debt	(251,622)	(1,500)	(333,935)	(295,020)	(169,270)
Repayments of senior secured term loan			(127,708)
Repurchase of senior notes due 2018			(459,391)
Proceeds from issuance of senior notes due 2024			500,000
Additions to deferred financing costs	(220)	(799)	(13,747)	(4,313)	(42)
Capital distributions				(3,810)	(539)
Capital contributions	207,875		303,462	20,000
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	242,098	139,636	91,238	(30,643)	(351)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(3,445)	(665)	(1,684)	7,520	(5,188)
CASH AND CASH EQUIVALENTS, beginning of period	7,185	8,869	8,869	1,349	6,537
CASH AND CASH EQUIVALENTS, end of period	$ 3,740	$ 8,204	$ 7,185	$ 8,869	$ 1,349